Salaries and other employee expenses (Tables)	12 Months Ended
Dec. 31, 2021
Salaries and other employee expenses
Schedule of salaries and other employee expenses
The following table details salaries and other employee expenses:

	December 31,
	2021	2020	2019
Wages and salaries	13,803	13,717	13,232
Payroll taxes	1,731	1,722	1,721
Personnel benefits	5,134	5,383	8,867
Share-based payments	984	640	359
Total	21,652	21,462	24,179

Schedule of restricted stock granted to directors
A summary of restricted stock granted to Directors is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2019	103,650	27.82
Granted	57,000	22.68
Vested	(51,300)	27.19
Outstanding at December 31, 2019	109,350	25.44
Granted	63,000	11.54
Vested	(40,200)	26.26
Outstanding at December 31, 2020	132,150	18.56
Granted	63,000	14.65
Vested	(49,350)	19.24
Outstanding at December 31, 2021	145,800	16.64
Expected to vest	145,800

Schedule of restricted stock units granted to certain executives
A summary of the restricted stock units granted to certain executives is presented below:

	Shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2019	25,162	24.86
Granted	23,743	14.95
Vested	(6,727)	24.91
Outstanding at December 31, 2019	42,178	19.27
Granted	51,829	17.41
Vested	(12,664)	20.24
Outstanding at December 31, 2020	81,343	17.94
Granted	75,796	13.33
Forfeited	(1,311)	14.51
Vested	(48,299)	17.35
Outstanding at December 31, 2021	107,529	14.99	2.56 years	231
Expected to vest	107,529	17.94	2.56 years	231

Schedule of stock options granted
A summary of stock options granted is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2019	142,410	29.25
Outstanding at December 31, 2020	142,410	29.25
Outstanding at December 31, 2021	142,410	29.25	0.11 years	—
Exercisable	142,410	29.25	0.11 years	—
Expected to vest	—	—		—